UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Tiger Legatus Capital Management, LLC

Address:    101 Park Avenue, 21st Floor
            New York, New York 10178


13F File Number: 028-15231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jesse Ro
Title:   Managing Member
Phone:   (212) 763-2363


Signature, Place and Date of Signing:


/s/ Jesse Ro                    New York, New York             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:    $169,256
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number      Name

1.      028-15232                 Tiger Legatus Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013


Column 1                         Column 2       Column 3   Column 4         Column 5        Column 6   Column 7        Column 8
--------------                --------------    ---------  --------    ------------------  ----------  --------  -------------------
                                                            VALUE                SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X1000)     SHARES    PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------                --------------    ---------  --------    -------   --- ----  ----------  --------  ------- ------ ----
AON PLC                       SHS CL A          G0408V102   13,838     225,000   SH         DEFINED       1      225,000
CIGNA CORPORATION             COM               125509109    4,990      80,000   SH         DEFINED       1       80,000
GENCORP INC                   COM               368682100    2,394     180,000   SH         DEFINED       1      180,000
GRIFOLS S A                   SP ADR REP B NVT  398438408    8,268     285,000   SH         DEFINED       1      285,000
INTERCONTINENTALEXCHANGE INC  COM               45865V100   15,818      97,000   SH         DEFINED       1       97,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100    6,329     100,000   SH         DEFINED       1      100,000
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105   30,646     567,100   SH         DEFINED       1      567,100
MANHATTAN ASSOCS INC          COM               562750109    2,315      31,165   SH         DEFINED       1       31,165
QLT INC                       COM               746927102    7,868     890,000   SH         DEFINED       1      890,000
RYMAN HOSPITALITY PPTYS INC   COM               78377T107   17,843     390,000   SH         DEFINED       1      390,000
SAREPTA THERAPEUTICS INC      COM               803607100    3,695     100,000   SH         DEFINED       1      100,000
SEALED AIR CORP NEW           COM               81211K100   13,261     550,000       CALL   DEFINED       1      550,000
SEALED AIR CORP NEW           COM               81211K100   22,422     930,000   SH         DEFINED       1      930,000
SUSSER HLDGS CORP             COM               869233106   13,289     260,000   SH         DEFINED       1      260,000
WESTPORT INNOVATIONS INC      COM NEW           960908309    2,214      75,000       PUT    DEFINED       1       75,000
WILLIAMS COS INC DEL          COM               969457100    3,371      90,000   SH         DEFINED       1       90,000
WILLIS GROUP HOLDINGS PUBLIC  SHS               G96666105      695      17,600   SH         DEFINED       1       17,600






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